Long-Term Borrowing - Additional Information (Details) $ in Thousands	1 Months Ended
Jul. 31, 2013 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price of property	$ 1,575
Payments for purchase of property	236
Remaining balance of transaction	$ 1,339
Promissory note, maturity term	10 years
Annual interest of promissory note for first five years	5.25%
Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Annual interest of promissory note for final five years	5.50%
Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Annual interest of promissory note for final five years	7.50%